Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
iShares U.S. Aggregate Bond Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(0.54%)	2.63%	(0.22%)	1.29%
iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(4.67%)	(1.77%)	(1.34%)	0.57%
iShares U.S. Aggregate Bond Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.69%)	2.43%	(0.50%)	1.00%
iShares U.S. Aggregate Bond Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.57%)	2.69%	(0.27%)	1.25%
iShares Russell 1000 Large-Cap Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	14.21%	23.87%	14.54%	12.44%
iShares Russell 1000 Large-Cap Index - Fund Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	14.02%	23.51%	14.20%	12.10%
iShares Russell 1000 Large-Cap Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.15%	23.77%	14.49%	12.38%
iShares MSCI Total International Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.61%	10.85%	5.32%	3.69%
iShares MSCI Total International Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.43%	10.56%	5.00%	3.38%
iShares MSCI Total International Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.57%	10.85%	5.28%	3.65%
BlackRock Diversified Equity Fund Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.58%	25.49%	14.66%	12.35%
Without Sales Load [Member] | iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	(0.69%)	2.32%	(0.53%)	0.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)	1.35%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	14.24%	23.88%	14.61%	12.51%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	5.69%	11.62%	5.55%	3.84%